Revenues (Details) - Schedule of disaggregates revenue by significant product type - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 74,450		$ 5,127		$ 128,580		$ 6,781		$ 73,688	$ 6,523
RNG, Including RINs and LCFSs [Member]
Disaggregation of Revenue [Line Items]
Revenue									44,815
Gas O&M Service [Member]
Disaggregation of Revenue [Line Items]
Revenue									386
Power, Including RECs [Member]
Disaggregation of Revenue [Line Items]
Revenue	14,893		2,238		31,759		2,238		21,502
Electric O&M Service [Member]
Disaggregation of Revenue [Line Items]
Revenue									1,070
Equipment and associated services
Disaggregation of Revenue [Line Items]
Revenue									5,817	$ 6,523
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 468	[1]		[1]	$ 533	[1]		[1]	$ 98

[1]	Includes revenues earned from the Company’s joint ventures, see “Note 20 — Related Party Transactions.”